Notes and securities payable - Additional Information (Details) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 29, 2021	Jan. 07, 2021	Oct. 05, 2020	Dec. 27, 2018	Mar. 21, 2017	Oct. 31, 2017	Mar. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 25, 2020	Feb. 21, 2019
Debt Instrument [Line Items]
Debt principal balance												$ 424,752,000
Initial obligation interest rate														8.00%
Amortization of notes and securities discounts								$ 13,000	$ 4,408,000	$ 13,681,000	$ 14,935,000
Proceeds from issuance of convertible securities										0	20,000,000	20,000,000	$ 343,410,000
Extinguishment of debt										126,795,000	0
Issuance of common stock related to convertible debt										16,059,000	0
Amortization of debt issuance costs												34,000	506,000
Amortization of debt discount											14,900,000
Current portion of notes and securities payable								0		0		20,803,000	18,481,000
Capitalized debt issuance cost								100,000		100,000		100,000
Interest expense								$ 413,000	$ 9,268,000	$ 2,817,000	$ 25,560,000	35,990,000	23,155,000
Debt Instrument, Interest Rate Period One
Debt Instrument [Line Items]
Embedded derivative, discount rate								75.00%		75.00%
Debt Instrument, Interest Rate Period One | Convertible Agreement Debt
Debt Instrument [Line Items]
Embedded derivative, discount rate				75.00%
Debt Instrument, Interest Rate Period Two
Debt Instrument [Line Items]
Embedded derivative, discount rate								55.00%		55.00%
Debt Instrument, Interest Rate Period Two | Convertible Agreement Debt
Debt Instrument [Line Items]
Embedded derivative, discount rate				55.00%
Seek Insurance Services, Inc. (Seek)
Debt Instrument [Line Items]
Effective interest rate								8.20%	8.20%	8.20%	8.20%
Current portion of notes and securities payable												19,900,000	0
Interest expense								$ 400,000		$ 1,200,000		0	0
Convertible Debt Securities
Debt Instrument [Line Items]
Effective interest rate inclusive of amortization									90.30%		90.30%
Interest expense											$ 22,000,000
Non Convertible Notes Payable
Debt Instrument [Line Items]
Debt principal balance					$ 60,000,000							30,800,000	49,300,000
Amount drawn from loan facility					$ 40,000,000		$ 40,000,000
Initial obligation interest rate					11.00%	11.25%
Additional amount under loan facility						$ 20,000,000
Capitalized debt issuance costs					$ 300,000
Amortization of notes and securities discounts												300,000	400,000
Interest expense, debt												$ 4,400,000	$ 6,200,000
Effective interest rate												11.78%	11.77%
Extinguishment of debt	$ 20,700,000
Payments of accrued interest	$ 200,000
Non Convertible Notes Payable | Bridge Loan
Debt Instrument [Line Items]
Debt principal balance															$ 30,400,000
Initial obligation interest rate				10.00%
Aggregate principal amount				$ 30,000,000
Interest expense, debt												$ 0	$ 400,000
Extinguishment of debt													30,400,000
2015 Senior Secured Note
Debt Instrument [Line Items]
Proceeds to pay obligations and working capital					$ 30,000,000		$ 30,000,000
Convertible Securities
Debt Instrument [Line Items]
Debt principal balance		$ 2,600,000										76,500,000	373,800,000
Proceeds from issuance of convertible securities													343,400,000
Unamortized discount		13,000,000										337,300,000
Capital contribution for extinguishment of debt		126,800,000
Aggregate principal amount		74,600,000
Fair value of embedded derivative liability		44,800,000
Convertible Securities | Convertible Agreement Debt
Debt Instrument [Line Items]
Convertible, stock price trigger, value in calculation				$ 2,500,000,000
Convertible debt, extension period upon new security holder				365 days
Convertible Securities | Merger Agreement Debt
Debt Instrument [Line Items]
Debt principal balance			$ 373,800,000									76,500,000	0
Interest expense, debt												31,100,000
Unamortized discount			$ 373,800,000
Unamortized debt issuance cost												337,300,000	$ 400,000
Amortization of debt issuance costs												21,100,000
Effective interest rate inclusive of amortization													100.00%
Beneficial conversion feature													$ 2,300,000,000
Convertible Securities | Debt Instrument, Interest Rate Period One
Debt Instrument [Line Items]
Initial obligation interest rate								6.50%		6.50%
Convertible Securities | Debt Instrument, Interest Rate Period One | Convertible Agreement Debt
Debt Instrument [Line Items]
Initial obligation interest rate				6.50%
Convertible Securities | Debt Instrument, Interest Rate Period Two
Debt Instrument [Line Items]
Initial obligation interest rate								13.50%		13.50%
Convertible Securities | Debt Instrument, Interest Rate Period Two | Convertible Agreement Debt
Debt Instrument [Line Items]
Initial obligation interest rate				13.50%
Convertible Securities | Minimum | Convertible Agreement Debt
Debt Instrument [Line Items]
Convertible debt, extension period				15 days
Convertible Securities | Maximum
Debt Instrument [Line Items]
Convertible debt, borrowing capacity				$ 500,000,000
Convertible Securities | Maximum | Convertible Agreement Debt
Debt Instrument [Line Items]
Convertible debt, extension period				180 days
Convertible Securities | Tranche One
Debt Instrument [Line Items]
Debt instrument, accrued interest		400,000
Convertible Securities | Other Tranche
Debt Instrument [Line Items]
Debt instrument, accrued interest		$ 7,400,000
Convertible Securities | Common Class Z
Debt Instrument [Line Items]
Debt instrument, redeemed and converted, shares issued (in shares)		36,117,708
Debt instrument, redeemed, shares issued (in shares)		34,806,921
Debt instrument conversion, shares issued (in shares)		1,310,787
Convertible Securities | Common Class B
Debt Instrument [Line Items]
Debt instrument conversion, shares issued (in shares)		74,694,107
2020 Convertible Note
Debt Instrument [Line Items]
Unamortized debt issuance cost								$ 100,000		$ 100,000		$ 100,000	0
2020 Convertible Note | Seek Insurance Services, Inc. (Seek)
Debt Instrument [Line Items]
Debt principal balance													$ 20,000,000
Initial obligation interest rate														8.00%
Principal borrowed														$ 20,000,000
Qualified Public Offering | Convertible Securities
Debt Instrument [Line Items]
Charge to account for dilution			9.40%
Qualified Public Offering | Convertible Securities | Merger Agreement Debt
Debt Instrument [Line Items]
Charge to account for dilution			9.35%